Nature of Operations and Basis of Presentation (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated.
These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, include all adjustments of a normal recurring nature necessary to present fairly, in all material respects, the Company’s consolidated financial position, results of operations and cash flows. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s Annual Report on Form
10-K
for the fiscal year ended December 31, 2022 as filed with the SEC on March 7, 2023 (the “Annual Report on Form
10-K”).
The interim results for the nine months ended September 30, 2023 are not necessarily indicative of the results to be expected for the year ending December 31, 2023 or for any future periods.

Basis of Presentation
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include all adjustments necessary for the fair presentation of the Company’s financial position for the periods presented.
The accompanying consolidated financial statements include the accounts of the Company as well as its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates
Use of Estimates
The preparation of these unaudited condensed consolidated financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of these unaudited condensed consolidated financial statements and the reported amounts of expenses during the reporting period. Management believes that these estimates are reasonable; however, actual results may differ from these estimates.

Use of Estimates
The preparation of these consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of these consolidated financial statements and the reported amounts of expenses during the reporting period. Management believes that these estimates are reasonable; however, actual results may differ from these estimates.

Customer Concentration Risk
Customer Concentration Risk
The Company had three customers during the three and nine months ended September 30, 2023, each of which individually generated 10% or more of the Company’s total revenue. These customers accounted for 84% and 85% of the Company’s revenue for the three and nine months ended September 30, 2023, respectively, individually ranging from 22% to 32% and 22% to 31%, respectively. As of September 30, 2023, these customers represented 89% of the Company’s outstanding accounts receivable, individually ranging between 23% to 41%. Additionally, during the nine months ended September 30, 2023 and 2022, the Company purchased inventory from its sole supplier, Itochu Chemical Frontier Corporation (“Itochu”). This exposes the Company to concentration of customer and supplier risk. The Company monitors the financial condition of its customers, limits its credit exposure by setting credit limits, and has not experienced any credit losses during the nine months ended September 30, 2023 and 2022.

Customer Concentration Risk
Prior to April 2, 2022, sales to the Company’s sole distributor represented 100% of net revenue. On April 2, 2022, the Company announced the expansion of its direct distribution network to national and regional wholesalers and pharmacies. The distributor continued to provide traditional third-party logistics functions for the Company. The Company had four customers during the year ended December 31, 2022, which individually generated 10% or more of the Company’s total revenue. These customers accounted for 83% of the Company’s revenue for the year ended December 31, 2022, individually ranging between 19% to 24%. As of December 31, 2022, these customers represented 90% of the Company’s outstanding accounts receivable, individually ranging between 24% to 36%. Additionally, during the fiscal years ended December 31, 2022 and 2021, the Company purchased inventory from its sole supplier, Itochu. This exposes the Company to concentration of customer and supplier risk. The Company monitors the financial condition of its customers, limits its credit exposure by setting credit limits, and has not experienced any credit losses for the years ended December 31, 2022, 2021, and 2020.

Significant Accounting Policies
Significant Accounting Policies
There have been no significant changes to the accounting policies during the three and nine months ended September 30, 2023, as compared to the significant accounting policies described in Note 1 of the Notes to Consolidated Financial Statements in the Company’s audited consolidated financial statements included in the Annual Report on Form
10-K,
except for the policy titled “
Convertible Debentures and Oramed Note
” and “
Treasury Stock
” below.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. The Company minimizes its credit risk associated with cash and cash equivalents by periodically evaluating the credit quality of its primary financial institution. Although the balance at times may exceed federally-insured limits, the Company has not experienced any losses on such accounts.

Fair Value Measurements
Fair Value Measurements
Financial assets and liabilities are recorded at fair value on a recurring basis in the condensed consolidated balance sheets. The carrying values of Company’s financial assets and liabilities, including cash and cash equivalents, restricted cash, prepaid and other current assets, accounts payable and accrued expenses approximate to their fair value due to the short-term nature of these instruments. The fair value of the Company’s term loan approximates its carrying value, or amortized cost, due to the prevailing market rates of interest it bears. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. Assets and liabilities recorded at fair value are categorized based upon the level of judgment associated with the inputs used to measure their fair value. Hierarchical levels are directly related to the amount of subjectivity with the inputs to the valuation of these assets or liabilities as follows:
Level 1 -
Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;
Level 2 -
Inputs (other than quoted prices included in Level 1) that are either directly or indirectly observable inputs for similar assets or liabilities. These include quoted prices for identical or similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active; and
Level 3 -
Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Fair Value of Financial Instruments
The Company follows accounting guidance on fair value measurements for financial instruments measured on a recurring basis, as well as for certain assets and liabilities that are initially recorded at their estimated fair values. Fair value is defined as the exit price, or the amount that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company uses the following three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs to value its financial instruments:

•	Level 1: Observable inputs such as unadjusted quoted prices in active markets for identical instruments.
•	Level 2: Quoted prices for similar instruments that are directly or indirectly observable in the marketplace.

•
Level 3: Significant unobservable inputs which are supported by little or no market activity and that are financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant judgment or estimation.

Financial instruments measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires it to make judgments and consider factors specific to the asset or liability. The use of different assumptions and/or estimation methodologies may have a material effect on estimated fair values. Accordingly, the fair value estimates disclosed or initial amounts recorded may not be indicative of the amount that the Company or holders of the instruments could realize in a current market exchange.
As of December 31, 2022 and 2021, the carrying amount of cash equivalents approximates their fair value based upon quoted market prices. Certain of the Company’s financial instruments are not measured at fair value on a recurring basis, but are recorded at amounts that approximate their fair value due to their liquid or short-term nature, such as cash, prepaid expenses, accounts receivable, and accounts payable.

Cash, Cash Equivalents and Restricted Cash
Cash, Cash Equivalents and Restricted Cash
The Company considers all highly liquid investments that are readily convertible into cash without penalty and with original maturities of three months or less at the date of purchase to be cash equivalents. The carrying amounts reported in the unaudited condensed consolidated balance sheets for cash and cash equivalents are valued at cost, which approximate their fair value.
Restricted cash for the periods presented consist of deposits placed in a segregated bank account as required under the terms of the Credit and Security Agreement, dated as of June 27, 2023, between Scilex Pharma and eCapital Healthcare Corp., which is discussed further in Note 7. Restricted cash is recorded as other long-term assets within the Company’s unaudited condensed consolidated balance sheet.
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the unaudited condensed consolidated balance sheets that together reflect the same amounts shown in the unaudited condensed consolidated statements of cash flows (in thousands):

	As of September 30,	As of December 31,
	2023	2022
Cash and cash equivalents	$1,954	$2,184
Restricted cash	26	—

Total cash, cash equivalents, and restricted cash	$1,980	$2,184

Accounts Receivable, Net
Accounts Receivable, Net
Accounts receivable are presented net of allowances for expected credit losses and prompt payment discounts. Accounts receivable consists of trade receivables from product sales to customers, which are generally unsecured. Estimated credit losses related to trade accounts receivable are recorded as general and administrative expenses and as an allowance for expected credit losses within accounts receivable, net. The Company reviews reserves and makes adjustments based on historical experience and known collectability issues and disputes. When internal collection efforts on accounts have been exhausted, the accounts are written off by reducing the allowance for expected credit losses.

Inventory
Inventory
The Company determines inventory cost on a
first-in,
first-out
basis. The Company reduces the carrying value of inventories to a lower of cost or net realizable value for those items that are potentially excess, obsolete or slow- moving. The Company reserves for excess and obsolete inventory based upon historical experience, sales trends, and specific categories of inventory and expiration dates for on-hand
inventory. Inventory costs resulting from these adjustments are recognized as cost of sales in the period in which they are incurred. When future commercialization is considered probable and the future economic benefit is expected to be realized, based on management’s judgment, the Company capitalizes pre-launch
inventory costs prior to regulatory approval. As of December 31, 2022 and 2021, the Company’s inventory was primarily comprised of finished goods.

Property and Equipment
Property and Equipment, Net
Property and equipment are carried at cost less accumulated depreciation. Depreciation of property and equipment is computed using the straight-line method over the estimated useful lives of the assets, which are generally five to seven years. Leasehold improvements are amortized over the lesser of their estimated useful lives or the term of the respective lease on a straight-line basis. The cost of repairs and maintenance is expensed as incurred.

Acquisitions
Acquisitions
The Company accounts for business combinations using the acquisition method of accounting, which requires that assets acquired, including in-process
research and development (“IPR&D”) projects and liabilities assumed be recorded at their fair values as of the acquisition date on the Company`s consolidated balance
sheets. Any excess of purchase price over the fair value of net assets acquired is recorded as goodwill. The determination of estimated fair value requires the Company to make significant estimates and assumptions. As a result, the Company may record adjustments to the fair values of assets acquired and liabilities assumed within the measurement period (up to one year from the acquisition date) with the corresponding offset to goodwill. Transaction costs associated with business combinations are expensed as they are incurred.
When the Company determines net assets acquired do not meet the definition of a business combination under the acquisition method of accounting, the transaction is accounted for as an acquisition of assets and, therefore, no goodwill is recorded and contingent consideration such as payments upon achievement of various developmental, regulatory and commercial milestones generally is not recognized at the acquisition date. In an asset acquisition, up-front
payments allocated to IPR&D projects at the acquisition date and subsequent milestone payments are charged to expense in the Company`s consolidated statements of operations unless there is an alternative future use.
The Company has acquired and may continue to acquire the rights to develop and commercialize new product candidates. Intangible assets acquired in a business combination that are used for IPR&D activities are considered indefinite-lived until the completion or abandonment of the associated research and development efforts. Upon commercialization of the relevant research and development project, the Company amortizes the acquired IPR&D over its estimated useful life. Capitalized IPR&D is reviewed annually for impairment or more frequently as changes in circumstance or the occurrence of events suggest that the remaining value may not be recoverable.

Contingent Consideration
Contingent Consideration
The fair value of contingent consideration liabilities assumed in business combinations is recorded as part of the purchase price consideration of the acquisition, and is determined using a discounted cash flow model or Monte Carlo simulation model. The significant inputs of such models are not observable in the market, such as certain financial metric growth rates, volatility rates, projections associated with applicable milestones, discount rates and the related probabilities and payment structure in the contingent consideration arrangement. Fair value adjustments to contingent consideration liabilities are recorded through operating expenses in the consolidated statement of operations. Other than contingent consideration that is accounted for in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480,
Distinguishing Liabilities from Equity,
and Topic 815,
Derivatives and Hedging
, contingent consideration arrangements assumed in an asset acquisition will be measured and accrued when such contingency is resolved.

Goodwill and Other Long-Lived Assets
Goodwill and Other Long-Lived Assets
Goodwill, which has an indefinite life, represents the excess cost over fair value of net assets acquired. Goodwill is reviewed for impairment at least annually during the fourth quarter, or more frequently if events occur indicating the potential for impairment. The Company has one reporting unit. During its goodwill impairment review, the Company may assess qualitative factors to determine whether it is more likely than not that the fair value of its reporting unit is less than its carrying amount, including goodwill. The qualitative factors include, but are not limited to, macroeconomic conditions, industry and market considerations, and the overall financial performance of the Company. If, after assessing the totality of these qualitative factors, the Company determines that it is not more likely than not that the fair value of its reporting unit is less than its carrying amount, then no additional assessment is deemed necessary. Otherwise, the Company performs a quantitative goodwill impairment test. The Company may also elect to bypass the qualitative assessment in a period and elect to proceed to perform the quantitative goodwill impairment test.
The Company evaluates its long-lived and intangible assets with definite lives, such as property and equipment, patent rights, and acquired technology, for impairment by considering competition by products prescribed for the same indication, the likelihood and estimated future entry of non-generic
and generic competition with the same or similar indication and other related factors. The factors that drive the estimate of useful life are often uncertain and are reviewed on a periodic basis or when events occur that warrant review. Recoverability is measured by comparison of the assets’ book value to future net undiscounted cash flows that the assets are expected to generate to determine if a write-down to the recoverable amount is appropriate. If such assets are written down, an impairment will be recognized as the amount by which the book value of the asset group exceeds the recoverable amount.

Public Warrants and Private Placement Warrants
Public Warrants and Private Placement Warrants
Upon completion of the Business Combination, the Company assumed public and private placement warrants (“Public Warrants” and “Private Warrants”) that were issued by Vickers in connection with its initial public offering (declared effective by the Securities and Exchange Commission (“SEC”) on January 11, 2021) whereby holders of the public and private placement warrants are entitled to acquire ordinary shares of Vickers.
Subsequent to the Business Combination, the Public Warrants were accounted for as equity per FASB ASC Subtopic
No. 815-40,
Contracts on an Entity’s Own Equity
. Warrants classified as equity are recorded at their issuance cost and are not subject to remeasurement at each subsequent balance sheet date.
Subsequent to the Business Combination, the Private Warrants were accounted for as liabilities per ASC Subtopic
815-40.
The Private Warrants are not considered indexed to the Company’s stock per ASC Subtopic
815-40
as the fair value calculation applicable upon a cashless exercise of a Private Warrant changes based upon the holder of the instrument, which is not an input to a valuation model for a fixed-for-fixed
option contract. Therefore, Private Warrants are recognized as derivative liabilities at their estimated fair value on November 10, 2022, the date of the closing of the Business Combination, and are revalued at each subsequent balance sheet date, with fair value changes recognized in the statement of operations. The Company estimates the value of these warrants using a Black-Scholes option pricing formula.

Convertible Debentures and the Oramed Note
Convertible Debentures and the Oramed Note
The Company has elected the fair value option to account for the Convertible Debentures (as defined in Note 2 “
Liquidity and Going Concern
” below) that were issued in March and April 2023, as discussed further in Note 7. The Company has also elected the fair value option to account for the Oramed Note (as defined in Note 4 “
Fair Value Measurements
” below). The Company recorded the Convertible Debentures and the Oramed Note at fair value upon issuance with changes in fair value recorded as change in fair value of debt and liability instruments in the unaudited condensed consolidated statements of operations, with the exception of changes in fair value due to instrument-specific credit risk, if any, which are recorded as a component of other comprehensive income. Interest expense related to these financial instruments is included in the changes in fair value. As a result of applying the fair value option, direct costs and fees related to the Convertible Debentures and the Oramed Note were expensed as incurred.

Debt
The Company may enter financing arrangements, the terms of which involve significant assumptions and estimates. This involves estimating future net product sales, determining interest expense, determining the amortization period of the debt discount, as well as determining the classification between current and long-term portions.

Treasury Stock
Treasury Stock
The Company uses the cost method to account for repurchases of its stock. In the computation of net (loss) income per share, treasury shares are not included as part of the outstanding shares.

Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In October 2021, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Updates (“ASU”) 2021-08,
Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (“ASU
2021-08”)
, which requires an acquirer in a business combination to recognize and measure contract assets and contract liabilities in accordance with Accounting Standards Codification (“ASC”) Topic 606. ASU
2021-08
is effective for fiscal years beginning after December 15, 2022. ASU
2021-08
should be applied prospectively to business combinations occurring on or after the adoption date. The Company adopted this guidance as of January 1, 2023 and the adoption did not have a material impact on the Company’s unaudited condensed consolidated financial statements.
In June 2022, the FASB issued ASU
2022-03,
Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU
2022-03”),
which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered when measuring fair value. Recognizing such a restriction as a separate unit of account is also not permitted. ASU
2022-03
is effective for fiscal years beginning after December 15, 2023, with early adoption permitted. The Company elected to early adopt this guidance as of January 1, 2023 and the adoption did not have a material impact on the Company’s unaudited condensed consolidated financial statements.

Recent Accounting Pronouncements
In October 2021, the FASB issued ASU
2021-08,
Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers
, which requires an acquirer in a business combination to recognize and measure contract assets and contract liabilities in accordance with ASC Topic 606. ASU
2021-08
is effective for fiscal years beginning after December 15, 2022 and early adoption is permitted. The Company is evaluating the impact the standard will have on its consolidated financial statements.

Derivative Liabilities
Derivative Liabilities
Derivative liabilities are recorded on the Company’s consolidated balance sheets at their fair value on the date of issuance and are revalued on each balance sheet date until such instruments are exercised or expire, with changes in the fair value between reporting periods recorded as other income or expense.

Research and Development Costs
Research and Development Costs
The Company expenses the cost of research and development as incurred. Research and development expenses are comprised of costs incurred in performing research and development activities, including clinical trial costs, manufacturing costs for both clinical and preclinical materials as well as other contracted services, license fees and other external costs. Nonrefundable advance payments for goods and services that will be used in future research and development activities are expensed when the activity is performed or when the goods have been received, rather than when payment is made, in accordance with FASB ASC Topic 730,
Research and Development.

Income Taxes
Income Taxes
The provisions of the FASB ASC Topic 740,
Income Taxes
,
addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under ASC Subtopic
740-10,
the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position. The Company has determined that it has uncertain tax positions.
The Company accounts for income taxes using the asset and liability method to compute the differences between the tax basis of assets and liabilities and the related financial amounts, using currently enacted tax rates.
The Company has deferred tax assets, which are subject to periodic recoverability assessments. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount that more likely than not will be realized. As of December 31, 2022 and 2021, the Company maintained a full valuation allowance against its deferred tax assets.

Leases
Leases
The Company determines if an arrangement is a lease at inception. Operating lease right-of-use
(“ROU”) assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. As the Company’s leases do not provide an implicit rate, it uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The operating lease ROU asset also includes any lease payments made and is reduced by lease incentives. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term in selling, general and administrative expenses.

Revenue Recognition
Revenue Recognition
The Company’s revenue is generated from product sales within the United States. The Company does not incur significant direct costs to obtain contracts with its customers.
Revenue from product sales is fully comprised of sales of ZTlido. The Company’s performance obligation with respect to sales of ZTlido is satisfied at a point in time, when control is transferred upon delivery of product to the customer. The Company considers control to have transferred upon delivery because the customer has legal title to the product, physical possession of the product has been transferred to the customer, the customer has significant risks and rewards of ownership of the product, and the Company has a present right to payment at that time. Invoicing typically occurs upon shipment and the length of time between invoicing and when payment is due is not significant. The aggregate dollar value of unfulfilled orders as of December 31, 2022 and 2021 were not material.
Revenues from product sales are recorded net of reserves established for commercial and government rebates, fees and chargebacks, wholesaler and distributor fees, sales returns and prompt payment discounts. Such variable consideration is estimated in the period of the sale and is estimated using a most likely amount approach based primarily upon provisions included in the Company’s customer contract, customary industry practices and current government regulations.
Rebates and Chargebacks
Rebates are discounts which the Company pays under either government or private health care programs. Government rebate programs include state Medicaid drug rebate programs, the Medicare coverage gap discount programs and the Tricare programs. Commercial rebate and fee programs relate to contractual agreements with commercial healthcare providers, under which the Company pays rebates and fees for access to and position on that provider’s patient drug formulary. Rebates and chargebacks paid under government programs are generally mandated under law, whereas private rebates and fees are generally contractually negotiated by the Company with commercial healthcare providers. Both types of rebates vary over time. The Company records a reduction to gross product sales at the time the customer takes title to the product based on estimates of expected rebate claims. The Company monitors the sales trends and adjusts for these rebates on a regular basis to reflect the most recent rebate experience and contractual obligations. Reserves for rebates and chargebacks are now separately presented as accrued rebates and fees under current liabilities within the Company’s consolidated balance sheet.
Prompt Payment Discounts
The Company provides its customers with prompt payment discounts which may result in adjustments to the price that is invoiced for the product transferred, in the case that payments are made within a defined period. The prompt payment discount reserve is based on actual gross sales and contractual discount rates. Reserves for prompt payment discounts are included in accounts receivable, net on the consolidated balance sheets.
Service Fees
The Company compensates its customer and others in the distribution chain for wholesaler and distribution services. The Company has determined such services received to date are not distinct from the Company’s sale of products to the customer and, therefore, these payments have been recorded as a reduction of revenue.
Product Returns
The Company is obligated to accept the return of products sold that are expiring within six months, damaged or do not meet certain specifications. The Company may authorize the return of products sold in accordance with the term of its sales contracts, and estimates allowances for such amounts at the time of sale. The Company estimates the amount of its product sales that may be returned by its customer and record this estimate as a reduction of revenue in the period the related product revenue is recognized.
Co-Payment
Assistance
Patients who have commercial insurance or pay cash and meet certain eligibility requirements may receive co-payment
assistance. The Company accrues for
co-payment
assistance based on actual program participation and estimates of program redemption using data provided by third-party administrators.

Stock-Based Compensation
Stock-Based Compensation
The Company accounts for stock-based compensation in accordance with FASB ASC Topic 718,
Compensation—Stock Compensation
which establishes accounting for equity instruments exchanged for employee and consulting services. Under such provisions, stock-based compensation cost is measured at the grant date, based on the calculated fair value of the award, and is recognized as an expense, under the straight-line method, over the employee’s requisite service period (generally the vesting period of the equity grant) or non-employee’s
vesting period. The Company accounts for forfeitures as incurred.
For purposes of determining the inputs used in the calculation of stock-based compensation, the Company determines the expected life assumption for options issued using the simplified method, which is an average of the contractual term of the option and its ordinary vesting period since the Company does not have historic exercise behavior. Then the Company determines an estimate of option volatility based on an assessment of historical volatilities of comparable companies whose share prices are publicly available. The Company uses these estimates as variables in the Black-Scholes option pricing model. Depending upon the number of stock options granted, any fluctuations in these calculations could have a material effect on the results presented in our consolidated statement of operations.

Segments
Segments
Operating segments are identified as components of an entity where separate discrete financial information is available for evaluation by the chief operating decision maker in making decisions on how to allocate resources and assessing performance. The Company has determined that its chief operating decision maker is its Chief Executive Officer, as he is responsible for making decisions regarding the allocation of resources and assessing performance as well as for strategic operational decisions. The Company is engaged primarily in the development of non-opioid
products focused on pain management based on its platform technologies and all sales are based in the United States. Accordingly, the Company has determined that it operates its business as a single reportable segment.

Net Loss per Share
Net Loss per Share
Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class
method required for participating securities. Net loss per share has been retrospectively adjusted for all periods presented prior to the Business Combination.
Under the
two-class
method, basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per share attributable to common stockholders adjusts basic earnings per share for the potentially dilutive impact of stock options and warrants.
As the Company has reported losses for all periods presented, all potentially dilutive securities are
antidilutive and accordingly, basic net loss per share equals diluted net loss per share.